Prepaid Expense and Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2021
Cepton Technologies, Inc. [Member]
Prepaid Expense and Other Current Assets (Tables) [Line Items]
Schedule of prepaid expense and other current assets
	September 30, 2021	December 31, 2020
Deferred transaction costs	$2,942	$—
Other prepaid expenses	1,504	83
Payroll tax receivable	980	980
Prepaid insurance	56	68
Prepaid rent	58	2
Other current assets	7	1
Total prepaid expense and other current assets	$5,547	$1,134